Financial instruments - Summary of Financial Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 2,513	$ 8,887
Earn-Out Rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	422	3,579	$ 12,965	$ 28,778
Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,715	4,353
Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	376	955
Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,715	4,353
Quoted prices in active markets (Level 1) | Earn-Out Rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Quoted prices in active markets (Level 1) | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,715	4,353
Quoted prices in active markets (Level 1) | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Significant observable inputs (Level 2)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	376	955
Significant observable inputs (Level 2) | Earn-Out Rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Significant observable inputs (Level 2) | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Significant observable inputs (Level 2) | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	376	955
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	422	3,579
Significant unobservable inputs (Level 3) | Earn-Out Rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	422	3,579
Significant unobservable inputs (Level 3) | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 0	$ 0